Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents (Note 5)	$ 1,451.3	$ 1,421.9
Receivables	151.8	111.0
Gold bullion and inventory (Note 8)	96.8	51.8
Loans receivable (Note 7)	5.9
Prepaid expenses and other current assets (Note 9)	11.0	30.6
Current assets	1,716.8	1,615.3
Royalty, stream and working interests, net (Note 10)	4,098.8	4,027.1
Investments (Note 6)	325.5	254.5
Loans receivable (Note 7)	104.1	24.8
Deferred income tax assets (Note 21)	30.8	37.0
Other assets (Note 11)	54.4	35.4
Total assets	6,330.4	5,994.1
LIABILITIES
Accounts payable and accrued liabilities (Note 12)	28.7	30.9
Current income tax liabilities (Note 21)	38.8	8.3
Current liabilities	67.5	39.2
Deferred income tax liabilities (Note 21)	238.0	180.1
Non-current income tax liabilities (Note 21)	19.8
Other liabilities	8.5	5.7
Total liabilities	333.8	225.0
SHAREHOLDERS' EQUITY
Share capital (Note 22)	5,769.1	5,728.2
Contributed surplus	23.0	20.6
Retained earnings	486.5	212.3
Accumulated other comprehensive loss	(282.0)	(192.0)
Total shareholders' equity	5,996.6	5,769.1
Total liabilities and shareholders' equity	$ 6,330.4	$ 5,994.1